RELATED PARTY TRANSACTIONS (Tables)	12 Months Ended
Dec. 31, 2018
Related Party Transactions
Related party transactions
(in thousands)	2018	2017

Management fees:
Base and variable fees	$1,739	$1,438
Discretionary fees	50	-
Commission fees	224	368
	$2,013	$1,806

Related party compensation
(in thousands)	2018	2017

Salaries and short-term employee benefits	$(1,759)	$(1,670)
Share-based compensation	(1,522)	(1,104)
Key management personnel compensation	$(3,281)	$(2,774)